UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Providence Group Advisors, Inc.
Address: 100 Westminster Street, RIMOF11J
         Providence, RI 02903

13F File Number: 28-3148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Tuggle
Title:    Vice President & Treasurer
Phone:    401-278-5487
Signature, Place, and Date of Signing:


/s/ william C. Tuggle              Providence, RI            August 4, 1999
---------------------------  -------------------------  ------------------------
         (Signature)               (City, State)                  Date

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            40

Form 13F Information Table Value Total:       $33,776
                                          (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

  1.  28-452              Fleet Financial Group, Inc.

            Item 1                 Item 2        Item 3   Item 4        Item 5         Item 6   Item 7               Item 8
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN HOME PRODS CORP COM        COM         26609107    1353      23595  SH        SOLE                  23595
AMERICAN INTL GROUP INC COM         COM         26874107     681       5815  SH        SOLE                   5815
AUTOMATIC DATA PROCESSING IN COM    COM         53015103    1163      56580  SH        SOLE                  56580
AVERY DENNISON CORP COM             COM         53611109    1182       5800  SH        SOLE                   5800
BANK NEW YORK INC COM               COM         64057102    1674      26925  SH        SOLE                  26925
BANKBOSTON CORP COM                 COM         06605R106   1027       2800  SH        SOLE                   2800
BOEING CO COM                       COM         97023105    1753      19185  SH        SOLE                  19185
CBS CORP COM                        COM         12490K107   1841       3730  SH        SOLE                   3730
CISCO SYS INC COM                   COM         17275R102   1915      42000  SH        SOLE                  42000
CITIGROUP INC COM                   COM         172967101    592      14501  SH        SOLE                  14501
CVS CORP COM                        COM         126650100    715      10080  SH        SOLE                  10080
DISNEY WALT COMPANY COM             COM         254687106    227       7370  SH        SOLE                   7370
EMERSON ELEC CO COM                 COM         291011104    284      21725  SH        SOLE                  21725
EXXON CORP COM                      COM         302290101    429       5568  SH        SOLE                   5568
FEDERAL NATL MTG ASSN COM           COM         313586109    587       8615  SH        SOLE                   8615
FIRST DATA CORP COM                 COM         319963104    364      12660  SH        SOLE                  12660
GALAXY EQUITY GROWTH
  CLASS H - TRUST                   COM         363178682   1028       2431  SH        SOLE                   2431
GALAXY FD INTL EQUITY
  CLASS G -TRUST                    COM         363178666    526      27501  SH        SOLE                  27501
GALAXY SM COMPANY EQUITY FUND       COM         363178658    595      37379  SH        SOLE                  37379
GANNETT INC COM                     COM         364730101    217       3050  SH        SOLE                   3050
GENERAL ELEC CO COM                 COM         369604103   1210      10715  SH        SOLE                  10715
GILLETTE CO COM                     COM         375766102   1525      37200  SH        SOLE                  37200
GTE CORP COM                        COM         362320103    676       8963  SH        SOLE                   8963
HEARTLAND VALUE FD INC COM          COM         422359109    268       8221  SH        SOLE                   8221
HEWLETT PACKARD CO COM              COM         428236103    369       3675  SH        SOLE                   3675
HOME DEPOT INC COM                  COM         437076102    637       9897  SH        SOLE                   9897
INTEL CORP COM                      COM         458140100    518       8720  SH        SOLE                   8720
JANUS INVT FUND SBI                 COM         471023101    645      16069  SH        SOLE                  16069


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

JANUS WORLDWIDE FUND                COM         471023309    205       3844  SH        SOLE                   3844
JOHNSON & JOHNSON COM               COM         478160104    400       4090  SH        SOLE                   4090
MCDONALDS CORP COM                  COM         580135101    308       7500  SH        SOLE                   7500
MERCK & CO INC COM                  COM         589331107    931      12647  SH        SOLE                  12647
MICROSOFT CORP COM                  COM         594918104   2945      32661  SH        SOLE                  32661
MORGAN STANLEY INST INTL EQUITY     COM         61744J408   2789     143201  SH        SOLE                 143201
PEPSICO INC COM                     COM         713448108    312       8065  SH        SOLE                   8065
ROYAL DUTCH PETE CO NY              COM         780257804    295       4897  SH        SOLE                   4897
SCHLUMBERGER LTD COM                COM         806857108    253       3985  SH        SOLE                   3985
STAPLES INC COM                     COM         855030102    692      22383  SH        SOLE                  22383
STRONG GROWTH FUND INC              COM         862916103    271      10435  SH        SOLE                  10435
VANGUARD 500 INDEX FUND #40         COM         922908108    374       2953  SH        SOLE                   2953


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